Related Party Transactions - Transactions with non-executive directors and shareholders (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
R&D Collaboration
Related Party Transactions
Related party transaction, Total		€ 41,000		€ 182,000
Board Remuneration
Related Party Transactions
Related party transaction, Total	€ 147,000	136,000	€ 290,000	267,000
Related party, Amounts outstanding at period-end	110,000	111,000	110,000	111,000
Cochlear | R&D Collaboration
Related Party Transactions
Related party transaction, Total		41,000		182,000
Robert Taub | Board Remuneration
Related Party Transactions
Related party transaction, Total	29,000	30,000	60,000	66,000
Kevin Rakin | Board Remuneration
Related Party Transactions
Related party transaction, Total	16,000	16,000	32,000	32,000
Pierre Gianello | Board Remuneration
Related Party Transactions
Related party transaction, Total	28,000	14,000	45,000	32,000
Jurgen Hambrecht | Board Remuneration
Related Party Transactions
Related party transaction, Total	18,000	14,000	33,000	29,000
Rita Mills | Board Remuneration
Related Party Transactions
Related party transaction, Total	15,000	19,000	35,000	34,000
Giny Kirby | Board Remuneration
Related Party Transactions
Related party transaction, Total	12,000	20,000	33,000	34,000
Wildman Venturees LLC | Board Remuneration
Related Party Transactions
Related party transaction, Total	€ 29,000	€ 23,000	€ 52,000	€ 40,000